INVESTMENT IN UNCONSOLIDATED AFFILIATES - Summary of financial information for the joint ventures from formation (Detail) - USD ($)	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
Schedule of Investments [Line Items]
Net loss	$ (561,479)	$ (1,179,868)	$ (1,262,238)	$ (690,854)	$ 1	$ (1,000)	$ (1,741,347)	$ (999)		$ (1,954,091)
Current assets	370,037		698,219				370,037		$ 698,219	698,219
Current liabilities	2,917,870		1,306,281				2,917,870		1,306,281	1,306,281
Corporate Joint Venture [Member] | Mod Cloth | Branded Online Inc dba Nogin [Member]
Schedule of Investments [Line Items]
Net revenue							9,350,000		25,486,000
Gross margin							3,997,000		9,326,000
Net loss							(2,531,000)		(8,288,000)
Current assets	1,567,000		5,009,000				1,567,000		5,009,000	5,009,000
Long term assets	6,285,000		6,303,000				6,285,000		6,303,000	6,303,000
Current liabilities	8,387,000		8,539,000				8,387,000		8,539,000	8,539,000
Long term liabilities	4,945,000		5,698,000				4,945,000		5,698,000	5,698,000
Corporate Joint Venture [Member] | IPCO | Branded Online Inc dba Nogin [Member]
Schedule of Investments [Line Items]
Net revenue							13,578,000		133,000
Gross margin							10,776,000		98,000
Net loss							(826,000)		(8,000)
Current assets	4,385,000		2,596,000				4,385,000		2,596,000	2,596,000
Long term assets	5,824,000		6,130,000				5,824,000		6,130,000	6,130,000
Current liabilities	7,031,000		1,699,000				7,031,000		1,699,000	1,699,000
Long term liabilities	$ 0		$ 0				$ 0		$ 0	$ 0